INCOME TAX - Summary of movement in deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (5,809)	$ (1,858)
Deferred tax liabilities	(6,238)	(5,809)
Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (charged)/credited to profit or loss	(642)	(4,160)
Deferred tax (charged)/credited to other movement	28
Deferred tax (charged)/credited to other comprehensive income
Deferred tax (charged)/credited to currency translation	185	209
Tangible fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(4,149)	(1,648)
Deferred tax (charged)/credited to profit or loss	(2,302)	(2,710)
Deferred tax (charged)/credited to other movement	28
Deferred tax (charged)/credited to other comprehensive income
Deferred tax (charged)/credited to currency translation	185	209
Deferred tax liabilities	(6,238)	(4,149)
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,660)	(210)
Deferred tax (charged)/credited to profit or loss	1,660	(1,450)
Deferred tax (charged)/credited to other movement
Deferred tax (charged)/credited to other comprehensive income
Deferred tax (charged)/credited to currency translation	0	0
Deferred tax liabilities	$ 0	$ (1,660)